RECEIVABLES	12 Months Ended
Dec. 31, 2018
Statements Line Items
RECEIVABLES [Text Block]

4. RECEIVABLES

The Company’s receivables are related to distributions expected from investments, sale of foreign subsidiaries, royalty receivable, goods and services tax and harmonized sales taxes receivable from government taxation authorities, and recovery of exploration expenditures from exploration partners.

As at December 31, 2018 amd 2017, the current receivables were as follows:

Category	December 31, 2018	December 31, 2017
Distribution receivable from an investment in an associated entity (Note 8)	$5,450,764	$-
Sale of Akarca	902,991	2,447,595
Loan fees	187,395	-
Royalty income receivable	144,931	258,223
Refundable taxes	175,605	151,163
Recoverable exploration expenditures and advances	264,434	270,547
Other	380,196	248,883
As at December 31, 2018	$7,506,316	$3,376,411

Included in the change in value through profit or loss assets is $104,788 (2017 - $37,299, 2016 - $120,900) related to the Akarca receivable balance as a result of the derivative components of the receivable balance being the expected gold price to be realized.

The carrying amounts of the Company’s current receivables are denominated in the following currencies:

Currency	December 31, 2018	December 31, 2017
Canadian Dollars	$483,547	$280,925
US Dollars	6,933,819	3,040,347
Turkish Lira	6,833	24,535
Swedish Krona	71,519	29,575
Other	10,598	1,029
As at December 31, 2018	$7,506,316	$3,376,411